Statement of cash flows - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Purchase of businesses	£ (399)	£ (919)	£ (117)
Investment in joint ventures			(1)
Deferred payments relating to prior year acquisitions	(24)	(16)	(13)
Total	£ (423)	£ (935)	£ (131)